Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 22, 2016
Entity Registrant Name	dei_EntityRegistrantName	THOMPSON IM FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015